Financial instruments - Summary of Financial Assets (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of financial assets [line items]
Financial assets at amortised cost	$ 36,878	$ 41,436
Financial assets at fair value through profit or loss	2,660,568
Total financial assets	2,697,446	41,436
Current	17,606	21,466
Non-current	2,679,840	19,970
Loans receivable from related parties
Disclosure of financial assets [line items]
Financial assets at amortised cost		21,021
Lease Deposits
Disclosure of financial assets [line items]
Financial assets at amortised cost	36,878	$ 20,415
Forward Purchase Agreement
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	$ 2,660,568